Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Accounting Policies [Abstract]
Accounts Receivable	$ 323,524	$ 209,751
Cash and cash equivalents	12,664,392
Deposited in financial institutions	$ 7,565,882
Significant risks and uncertainties, description	maximum limit of RMB 500,000 (equivalent to approximately $77,400).
Credit risk description	the Company held cash and cash equivalents of $4,301,393 deposited in the banks located in Hong Kong and Cayman Islands, which are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance, and held cash and cash equivalents of $797,117 deposited in the banks located in the U.S. which are insured by FDIC up to $250,000.